SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
DisclosureLineItems [Line Items]
Allowance for doubtful accounts					$ 0	$ 0
Impairment charge	$ 0	$ 0	$ 0
Tax penalties			0	$ 0
Uncertain tax positions	$ 0		$ 0		$ 0
Bangladesh, Taka
DisclosureLineItems [Line Items]
Exchange rate	122.0420		122.0420		121.3150
Foreign currency translation rate			121.5250	120.4920
Malaysia, Ringgits
DisclosureLineItems [Line Items]
Exchange rate		0.24540		0.24540	0.24663
Foreign currency translation rate			0.25123	0.22860